Categories of Financial Instruments - Financial Assets by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 1,506,699		₩ 1,457,735	₩ 1,505,242	₩ 768,922
Financial instruments	1,046,897		618,002
Short-term investment securities	195,080		144,386
Long-term investment securities	664,726	₩ 1,110,316	887,007
Accounts receivable - trade	2,019,933		2,138,755
Loans and other receivables	1,621,938		1,962,083
Derivative financial assets	55,457
Derivative financial assets	55,444	30,956	253,213
Assets	7,110,730	₩ (11,997)	7,461,181
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Short-term investment securities	195,080		97,003
Long-term investment securities	120,083
Loans and other receivables	489,617
Derivative financial assets	15,586
Derivative financial assets			231,311
Assets	820,366		328,314
Available- for-sale financial assets [Member]
Disclosure of financial assets [line items]
Short-term investment securities			47,383
Long-term investment securities			887,007
Assets			934,390
Loans and receivables [member]
Disclosure of financial assets [line items]
Cash and cash equivalents			1,457,735
Financial instruments			618,002
Accounts receivable - trade			2,138,755
Loans and other receivables			1,962,083
Assets			6,176,575
Derivatives hedging instrument [member]
Disclosure of financial assets [line items]
Derivative financial assets	39,871
Derivative financial assets			21,902
Assets	39,871		₩ 21,902
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	542,496
Assets	542,496
Debt instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	2,147
Assets	2,147
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,506,699
Financial instruments	1,046,897
Accounts receivable - trade	2,019,933
Loans and other receivables	1,132,321
Assets	₩ 5,705,850